STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY DEFICIT - Founder Spac [Member] - USD ($)	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Jun. 30, 2021		$ 24,209	$ (8,529)	$ 16,471
Ending balance, value at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Issuance of Class B ordinary shares to Sponsor		24,209		25,000
Net loss			8,529	8,529
Ending balance, value at Jun. 30, 2021		24,209	(8,529)	16,471
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Issuance of Class B ordinary shares to Sponsor	$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor, shares	7,906,250
Underwriter’s fees		(6,325,000)		(6,325,000)
Deferred underwriter fees		(11,068,750)		(11,068,750)
Offering costs		(746,784)		(746,784)
Sale of private placement warrants to Sponsor		14,204,375		14,204,375
Deemed dividend to Class A Shareholders’ to state the Trust Account at Redemption value		3,911,950	(8,655,700)	(4,743,750)
Net loss			(915,705)	(915,705)
Ending balance, value at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Net loss			570,351	570,351
Ending balance, value at Mar. 31, 2022			(10,141,756)	(10,140,965)
Balances at April 26, 2021 (inception) at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, value at Jun. 30, 2022			(10,381,827)	(10,381,036)
Balances at April 26, 2021 (inception) at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Balances at April 26, 2021 (inception) at Mar. 31, 2022			(10,141,756)	(10,140,965)
Net loss			240,071	240,071
Ending balance, value at Jun. 30, 2022			$ (10,381,827)	$ (10,381,036)